Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Trade and other current payables [abstract]
Accrued salary and compensation	$ 10,441		$ 10,409
Accrued compensation to employees and remuneration to directors and supervisors	2,108		2,144
Payables to contractors	1,990		2,571
Amounts collected for others	1,544		1,596
Accrued maintenance costs	1,316		1,061
Payables to equipment suppliers	1,311		1,279
Others	6,547		6,020
Total	$ 25,257	$ 825	$ 25,080